Long-term debt - Contract Amounts (Details) $ / shares in Units, R in Millions, $ in Millions				1 Months Ended
	Jun. 30, 2025 ZAR (R)	Jun. 30, 2024 ZAR (R)		Jun. 30, 2025 ZAR (R)	Jun. 30, 2025 USD ($)	Oct. 31, 2024 ZAR (R)	Oct. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares	Jun. 30, 2024 $ / shares	Nov. 30, 2022 $ / shares	Nov. 08, 2022 USD ($)
Long-term debt
Available facilities	R 44,410			R 44,410
Available cash excluding restricted cash	38,422			38,422
Total funds available for use	82,832			82,832
Utilised facilities	103,723	R 118,784		103,723
Interest accrued on borrowings	1,505	1,551		1,505
Unamortised loan costs	(392)	(528)		(392)
Cumulative fair value gains and foreign exchange movements on convertible bond and embedded derivative financial liability	(1,517)	(2,030)		(1,517)
Total debt (including bank overdraft)	103,319	117,777		103,319
Long-term debt	88,554	103,871	[1]	88,554
Short-term debt	14,757	13,726		14,757
Short-term debt	666	566		666
Short-term portion	14,091	13,160		14,091
Bank overdraft	1	121		1
Convertible bond derivative financial liability	R 7	R 59		7
Sasol Financing USA LLC
Long-term debt
Proportion of ownership interest in subsidiary	100.00%	100.00%
US Dollar Convertible Bond, November 2027
Long-term debt
Contract amount | $											$ 750
Group treasury facilities | Commercial paper
Long-term debt
Contract amount	R 15,000			15,000
Available facilities	10,566			10,566
Utilised facilities	R 4,434	R 4,434		R 4,434
Group treasury facilities | Commercial paper | Variable | 3 month Jibar | Minimum
Long-term debt
Adjustment to interest rate basis	1.42%			1.42%				1.42%
Group treasury facilities | Commercial paper | Variable | 3 month Jibar | Maximum
Long-term debt
Adjustment to interest rate basis	1.59%			1.59%				1.59%
Group treasury facilities | Commercial banking facilities
Long-term debt
Contract amount	R 7,450			R 7,450
Available facilities	7,450			7,450
Group treasury facilities | Revolving credit facility
Long-term debt
Contract amount	35,269			35,269				$ 1,987
Available facilities	26,394			26,394
Utilised facilities	R 8,875	21,831		8,875
Amount repaid				R 7,100	$ 400	R 5,400	$ 300
Group treasury facilities | Revolving credit facility | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	1.45%			1.45%				1.45%
Debt arrangements | Term loan
Long-term debt
Contract amount	R 17,439			R 17,439				$ 982
Utilised facilities	R 17,439	17,874		R 17,439
Debt arrangements | Term loan | Variable | SOFR + Credit Adj
Long-term debt
Adjustment to interest rate basis	1.65%			1.65%				1.65%
Debt arrangements | US Dollar Bond | Sasol Financing USA LLC
Long-term debt
Long-term debt, before unamortised costs	R 57,700			R 57,700				$ 3,250
Debt arrangements | US Dollar Bond | Fixed interest rates | Minimum | Sasol Financing USA LLC
Long-term debt
Interest rate	4.38%			4.38%				4.38%
Debt arrangements | US Dollar Bond | Fixed interest rates | Maximum | Sasol Financing USA LLC
Long-term debt
Interest rate	8.75%			8.75%				8.75%
Debt arrangements | US Dollar Bond September 2026
Long-term debt
Contract amount	R 11,538			R 11,538				$ 650
Utilised facilities	R 11,538	11,825		R 11,538
Debt arrangements | US Dollar Bond September 2026 | Fixed interest rates
Long-term debt
Interest rate	4.38%			4.38%				4.38%
Debt arrangements | US Dollar Convertible Bond, November 2027
Long-term debt
Contract amount	R 13,313			R 13,313				$ 750
Utilised facilities	R 13,313	13,644		R 13,313
Conversion price | $ / shares								$ 18.79	$ 18.79	$ 20.39
Effective interest rate for bond component	8.50%			8.50%				8.50%
Debt arrangements | US Dollar Convertible Bond, November 2027 | Fixed interest rates
Long-term debt
Interest rate	4.50%			4.50%				4.50%
Debt arrangements | US Dollar Bond September 2028
Long-term debt
Contract amount	R 13,313			R 13,313				$ 750
Utilised facilities	R 13,313	13,644		R 13,313
Debt arrangements | US Dollar Bond September 2028 | Fixed interest rates
Long-term debt
Interest rate	6.50%			6.50%				6.50%
Debt arrangements | US Dollar Bond, May 2029
Long-term debt
Contract amount	R 17,750			R 17,750				$ 1,000
Utilised facilities	R 17,750	18,193		R 17,750
Debt arrangements | US Dollar Bond, May 2029 | Fixed interest rates
Long-term debt
Interest rate	8.75%			8.75%				8.75%
Debt arrangements | US Dollar Bond March 2031
Long-term debt
Contract amount	R 15,088			R 15,088				$ 850
Utilised facilities	R 15,088	15,464		R 15,088
Debt arrangements | US Dollar Bond March 2031 | Fixed interest rates
Long-term debt
Interest rate	5.50%			5.50%				5.50%
Specific project asset finance | Energy - Clean Fuels II project financing
Long-term debt
Contract amount	R 1,266			R 1,266
Utilised facilities	1,266	966		1,266
Other debt arrangements
Long-term debt
Utilised facilities	R 707	R 909		R 707

[1]	Prior year numbers have been reclassified on adoption of the amendments to IAS 1, refer note 1.